Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Parent [member]
Parent company information [line items]
Dividend income from investments in subsidiaries	$ 25	$ 11